Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Unfunded Credit Extension Commitments [Table Text Block]
Unfunded credit extension commitments at December 31, 2013 and 2012 are as follows:

	2013	2012
Commercial (1)	$1,467,894	$539,278
Home equity lines of credit	28,780	40,915
Credit card lines of credit	34,627	32,496
Standby letters of credit	1,140	1,274
Total unfunded credit extension commitments	$1,532,441	$613,963

(1)
Unfunded commercial commitments include $1,075,781 and $609,619 of conditional commitments for which certain requirements must be met in order to obtain an advance under the existing commitment as of December 31, 2013 and 2012, respectively. Of these commitments, $360,165 and $49,951 were cancellable by the Company at December 31, 2013 and 2012, respectively.

Unfunded Commitments Pipeline [Table Text Block]
The contractual amounts of the Company's commitments to lend in the held for investment origination pipeline at December 31, 2013 and 2012 are as follows:

	2013	2012
Residential	531,642	—
Commercial	208,480	555,622
Leasing	168,857	172,808
Total commitments to lend in the pipeline	908,979	728,430

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum lease payments for the leases at December 31, 2013, are as follows:

2014	$20,775
2015	17,239
2016	14,395
2017	11,009
2018	7,079
Thereafter	26,527
$97,024